Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.19325%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,679,208.05

Principal:
Principal Collections	$34,520,618.05
Prepayments in Full	$16,323,783.91
Liquidation Proceeds	$461,279.01
Recoveries	$24,277.60
Sub Total	$51,329,958.57
Collections	$55,009,166.62

Purchase Amounts:
Purchase Amounts Related to Principal	$20,525.32
Purchase Amounts Related to Interest	$90.99
Sub Total	$20,616.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,029,782.93

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,029,782.93
Servicing Fee	$1,281,969.72	$1,281,969.72	$0.00	$0.00	$53,747,813.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,747,813.21
Interest - Class A-2a Notes	$595,359.86	$595,359.86	$0.00	$0.00	$53,152,453.35
Interest - Class A-2b Notes	$306,924.86	$306,924.86	$0.00	$0.00	$52,845,528.49
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$51,912,050.99
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$51,592,766.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,592,766.99
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$51,484,334.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,484,334.07
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$51,407,438.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,407,438.24
Regular Principal Payment	$62,712,121.92	$51,407,438.24	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,029,782.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$51,407,438.24
Total					$51,407,438.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$36,473,511.44	$69.46	$595,359.86	$1.13	$37,068,871.30	$70.59
Class A-2b Notes	$14,933,926.80	$69.46	$306,924.86	$1.43	$15,240,851.66	$70.89
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$51,407,438.24	$27.85	$2,340,374.97	$1.27	$53,747,813.21	$29.12

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$396,906,571.65	0.7558685	$360,433,060.21	0.6864084
Class A-2b Notes	$162,511,736.63	0.7558685	$147,577,809.83	0.6864084
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,386,378,308.28	0.7511559	$1,334,970,870.04	0.7233027

Pool Information
Weighted Average APR	2.876%	2.869%
Weighted Average Remaining Term	50.19	49.36
Number of Receivables Outstanding	66,479	65,152
Pool Balance	$1,538,363,664.07	$1,486,547,091.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,420,267,826.12	$1,372,890,961.54
Pool Factor	0.7702049	0.7442622

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$113,656,129.55
Targeted Overcollateralization Amount	$162,880,904.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$151,576,221.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		143	$490,366.69
(Recoveries)		22	$24,277.60
Net Loss for Current Collection Period			$466,089.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3636%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2937%
Second Prior Collection Period			0.4461%
Prior Collection Period			0.4467%
Current Collection Period			0.3698%
Four Month Average (Current and Prior Three Collection Periods)			0.3891%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1119	$2,662,275.36
(Cumulative Recoveries)			$74,127.43
Cumulative Net Loss for All Collection Periods			$2,588,147.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1296%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,379.16
Average Net Loss for Receivables that have experienced a Realized Loss			$2,312.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	420	$10,490,562.27
61-90 Days Delinquent	0.06%	37	$862,987.33
91-120 Days Delinquent	0.01%	6	$181,349.35
Over 120 Days Delinquent	0.01%	4	$79,459.01
Total Delinquent Receivables	0.78%	467	$11,614,357.96

Repossession Inventory:
Repossessed in the Current Collection Period		27	$634,665.26
Total Repossessed Inventory		37	$983,062.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0780%
Prior Collection Period			0.0842%
Current Collection Period			0.0721%
Three Month Average			0.0781%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0756%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer